Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of maturities for long-term debt and finance lease obligations
Maturities for long-term debt and finance lease obligations through 2028 are as follows:

	(dollars in thousands)
	2024	2025	2026	2027	2028
FFB	$311,565	$284,714	$265,177	$242,177	$283,089
FMBs	63,510	62,500	62,500	62,500	62,500
PCRBs	—	—	—	—	—
	$375,075	$347,214	$327,677	$304,677	$345,589
Finance Leases	9,351	10,413	11,595	12,912	2,153
Total	$384,426	$357,627	$339,272	$317,589	$347,742

Schedule of long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts at December 31, 2023 and December 31, 2022 are as follows:

	2023		2022
	Principal	Unamortized Debt Issuance Costs and Debt Discounts	Principal	Unamortized Debt Issuance Costs and Debt Discounts
	(dollars in thousands)
FFB	$6,841,352	$51,083	$7,084,148	$52,690
FMBs	4,551,010	60,987	4,152,021	52,480
PCRBs	704,190	8,490	704,190	8,972
	$12,096,552	$120,560	$11,940,359	$114,142